LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Positions, Terms and Discount Rates
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2024		Lease-related assets as of December 31, 2023
	Operating lease right-of-use assets	Property, plant & equipment, net	Operating lease right-of-use assets	Property, plant & equipment, net

	(U.S. Dollars in thousands)
Operating leases	$337,468	$—	$340,458	$—
Finance leases	—	76,257	—	31,618
	$337,468	$76,257	$340,458	$31,618

	Lease-related liabilities as of December 31, 2024
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$62,896	$280,836	$—	$—
Finance leases	—	—	45,229	28,789
	$62,896	$280,836	$45,229	$28,789

	Lease-related liabilities as of December 31, 2023
	Current maturities of operating leases	Operating leases, less current maturities	Current portion of long-term debt, net	Long-term debt, net

	(U.S. Dollars in thousands)
Operating leases	$63,653	$287,991	$—	$—
Finance leases	—	—	7,573	25,611
	$63,653	$287,991	$7,573	$25,611
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2024 and December 31, 2023 was as follows:

	December 31, 2024	December 31, 2023
Weighted-average remaining lease term (in years):
Operating leases	6.9	8.0
Finance leases	7.8	5.8

	December 31, 2024	December 31, 2023
Weighted-average discount rate (%):
Operating leases	5.5%	5.2%
Finance leases	5.5%	4.2%
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, had the following lease liability balances with related parties:

	Lease-related Liabilities with Related Parties as of December 31, 2024		Lease-related Liabilities with Related Parties as of December 31, 2023
	Current maturities of operating leases	Operating leases, less current maturities	Current maturities of operating leases	Operating leases, less current maturities

	(U.S. Dollars in thousands)
Operating leases	$3,346	$13,916	$4,179	$18,136
Finance leases	—	—	895	—
	$3,346	$13,916	$5,074	$18,136

Schedule of Lease Costs And Supplemental Cash Flow Data
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

Finance lease costs:	(U.S. Dollars in thousands)
Depreciation of lease assets	$9,096	$6,852	$9,740
Interest on lease liabilities	2,560	1,188	1,223
Operating lease costs	59,311	61,872	65,487
Short-term lease costs	28,477	21,420	14,219
Variable lease costs	8,480	12,320	17,631
Sublease income	(134)	(346)	(684)
Total lease costs	$107,790	$103,306	$107,616
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

Cash paid for amounts included in the measurement of lease liabilities:	(U.S. Dollars in thousands)
Operating cash flows from finance leases	$2,560	$1,188	$1,223
Operating cash flows from operating leases	64,022	63,844	66,684
Financing cash flows from finance leases	13,648	7,393	8,183

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$53,296	$9,045	$776
Right-of-use assets obtained in exchange for operating lease liabilities	83,434	86,907	91,063

Schedule of Operating Lease Liability Maturity
The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2024:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2025	$46,841	$81,033
2026	7,301	71,168
2027	7,256	63,687
2028	7,337	45,362
2029	4,676	37,926
Thereafter	6,106	121,023
Total lease payments	79,517	420,199
Less: present value discount	(5,499)	(76,467)
	$74,018	$343,732

Schedule of Finance Lease Liability Maturity
The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2024:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2025	$46,841	$81,033
2026	7,301	71,168
2027	7,256	63,687
2028	7,337	45,362
2029	4,676	37,926
Thereafter	6,106	121,023
Total lease payments	79,517	420,199
Less: present value discount	(5,499)	(76,467)
	$74,018	$343,732

Schedule of Lessor Rental Income	Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022

Rental income:	(U.S. Dollars in thousands)
Other income, net	$8,011	$8,633	$11,005